OPERATING EXPENSES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
OPERATING EXPENSES [Text Block]

16. OPERATING EXPENSES

	2017	2016
Office expenses	$2,507	$1,720
Travel and personnel expenses	1,949	1,949
Professional fees	2,806	1,519
Insurance, bad debts and governance	1,208	1,230
Operating expenses	$8,470	$6,418